Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 20, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2011
Palmer Square Absolute Return Fund (Prospectus Summary) | Palmer Square Absolute Return Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSQAX
Palmer Square Absolute Return Fund (Prospectus Summary) | Palmer Square Absolute Return Fund | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSQIX

Palmer Square Absolute Return Fund (Prospectus Summary) | Palmer Square Absolute Return Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Fund is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A
Shares" on page 25 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Palmer Square Absolute Return Fund (USD $)	Class A shares		Class I shares
Maximum sales charge (load) imposed on purchases	5.75%		none
Maximum deferred sales charge (load)	1.00%	[1]	none
Redemption fee (as a percentage of amount redeemed)	none		none
Wire fee or overnight check delivery fee	20		20
Retirement account fees (annual maintenance and redemption requests)	15		15
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Palmer Square Absolute Return Fund		Class A shares	Class I shares
Management fees		1.95%	1.95%
Distribution and/or service (12b-1) fees		0.25%	none
Dividend and interest expense on short sales		0.25%	0.25%
Shareholder servicing fee		0.10%	0.10%
All other expenses		0.49%	0.49%
Other expenses	[1]	0.84%	0.84%
Acquired fund fees and expenses	[2][3]	0.02%	0.02%
Total annual fund operating expenses		3.06%	2.81%
Fee Waiver or Reimbursement	[4]	(0.29%)	(0.29%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[4]	2.77%	2.52%
[1]	These expenses are estimated for the current fiscal year.
[2]	Estimated fees and expenses to be incurred indirectly by the Fund as a result of investing in exchange-traded funds or other investment companies as of the date of the Prospectus.
[3]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 2.50% and 2.25% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively. This agreement is effective until August 31, 2012 and is subject thereafter to annual re-approval of the agreement by the advisor and the Trust's Board of Trustees. This agreement may be terminated with the consent of the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Fund's Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Palmer Square Absolute Return Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A shares	839	1,440
Class I shares	255	844

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies
Palmer Square Capital Management LLC ("Palmer Square" or the "Advisor"), the
Fund's investment Advisor, seeks to achieve the Fund's investment objective by delegating the management of Fund assets to a group of experienced investment managers with strong infrastructures that utilize a variety of investment strategies and styles (the "Sub-Advisors"). The Advisor maintains primary responsibility for allocating Fund assets to the Sub-Advisors consistent with this premise and will select and determine the percentage of Fund assets to allocate to each Sub-Advisor. The Advisor, however, retains discretion to invest the Fund's assets in securities and other instruments directly.

The Sub-Advisors utilize a variety of strategies and styles in order to achieve favorable risk-adjusted returns over a market cycle through security selection and management of risk exposure. The Advisor will allocate Fund assets to those
Sub-Advisor strategies that individually provide the potential for attractive long-term capital appreciation and that collectively provide for overall investment diversification while also decreasing portfolio sensitivity to general market fluctuations. The Sub-Advisors may not utilize all of the strategies all of the time due to the opportunistic and flexible nature of their investment approach and philosophy. The performance of these strategies may not correlate to the performance of traditional markets because of the strategies'
focus on limiting downside investment risk. The Fund may engage in frequent and active trading.

A Sub-Advisor may use one or more of the following investment strategies in connection with the management of Fund assets allocated to it for investment:

Long/Short Equity Investing employs long and short investing primarily in common and preferred stocks of issuers organized in the United States ("U.S. Issuers")
and abroad in both developed and emerging markets ("Foreign Issuers") based on the Sub-advisor's perception of such securities being overvalued or undervalued and desire to lessen exposure to general market risk. In making sell decisions, the Sub-advisor considers, among other factors, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power.

Event Driven Investing seeks to take advantage of the impact of corporate events on the market value of company securities. Corporate events include, but are not limited to, restructurings, mergers and acquisitions, distressed situations, reorganizations, spin-offs, leveraged buyouts and material litigation. The
Sub-Advisors utilizing this strategy may sell all or a portion of a Fund's portfolio holding when, in their opinion, one or more of the primary occurrences ensue: (1) the arbitrage spread narrows to a level at which the risk-reward ratio is no longer favorable; (2) the Sub-Advisor becomes concerned about the status of the corporate event transaction; or (3) a more attractive security is identified.

Convertible Arbitrage Investing seeks to take advantage of pricing inefficiencies of the embedded option in a convertible bond. This strategy involves purchasing a portfolio of convertible bonds, and hedging a portion of the equity risk, interest rate and credit risk of the bonds by selling the underlying common stock short. The Sub-Advisors utilizing this strategy may sell all or a portion of a Fund's portfolio holding when, in their opinion developed through fundamental and macroeconomic analysis, the credit profile of a security has deteriorated, projections of equity volatility and credit spreads have materially changed, or market and liquidity conditions are materially different.

Fixed Income, Long/Short Credit, and Distressed Debt Investing focuses primarily in debt securities of domestic and foreign (including emerging market)
governments, government-related agencies, and companies, of all maturities and credit qualities, including corporate bonds, bank loans and distressed debt, and mortgage-backed securities. Typical credit related investment strategies involve a long/short or event driven style similar to those described above in
"Long/Short Equity Investing" and "Event Driven Investing". Securities may be
reviewed for sale, among other factors, due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

Opportunistic/Global Macro Investing employs long positions and short positions across various U.S. and foreign markets, sectors and companies to benefit from those investments which have the highest probability for success (long positions) and those that have the highest probability for decline (short positions). Securities may be reviewed for sale, among other factors, due to changes in the Sub-Advisors perception of the credit, interest rate, or currency risk of the portfolio or of an individual security.

Managed Futures Related Investing employs strategies to invest primarily in a portfolio of futures contracts and futures-related instruments, such as equity index futures, currency forwards, commodity futures and fixed income futures, involving four major asset classes: commodities, currencies, fixed income and equities. Securities may be reviewed for sale, among other factors, due to changes in a particular trend, technical market factor, or market factor such as price.

Long Investing focuses on the purchase of equities and debt securities of U.S.
Issuers and Foreign Issuers based on the Sub-advisor's ability to capitalize on a rising market through appreciation. In making sell decisions, the Sub-advisor considers, among other factors, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the Sub-advisor's opinion, there has been a loss of a long-term competitive advantage.

General. To implement the various strategies, the Fund may invest in a wide variety of securities and financial instruments, markets, and asset classes available in both U.S. and non-U.S. markets, including emerging markets. These securities and financial instruments may include, but are not limited to, equity securities, debt securities of any credit quality and maturity, and derivatives based on a variety of underlying assets, including options, futures, forward contracts and swap agreements.

The Fund is non-diversified and therefore is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio.

Principal Risks
The Fund's principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

  · General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

  · Liquidity Risk. The Fund may invest in securities that may have little or no active trading market. The Fund may not be able to dispose of these securities promptly or at reasonable prices and may thereby experience losses and difficulty satisfying redemptions.

  · New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

  · Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Advisor or
    Sub-Advisors cannot successfully implement their investment strategies.
    Additionally, neither the Advisor nor certain Sub-Advisors have previously managed a mutual fund.

  · Non-Diversified Fund Risk. Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

  · Multi-Manager Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Advisor's methodology in allocating the Fund's investment to the Sub-Advisors is not successful or if one or more Sub-Advisors do not successfully implement their own investment strategies.

  · Portfolio Turnover Risk. The Fund may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Fund performance and higher tax liability for shareholders.

  · Absolute Return Risk. The Fund's returns may deviate from overall market returns to a greater degree than other mutual funds that do not employ an absolute return focus.

  · Convertible Securities Risk. The Fund's investments in convertible securities fluctuate similar to that of other debt securities and is subject to the same risks as debt securities in general. In addition, the market value of a convertible security may be influenced by the market price of the security into which the convertible security may be converted.

  · Debt Securities Risks. The Fund's investments in debt securities will be subject to credit risk, interest rate risk and prepayment risk. The Fund's investment in junk bonds involves a greater risk of default.

  · Derivatives Risk. A small investment in derivative instruments, or
    "derivatives," could have a potentially large impact on the Fund's performance. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to liquidity risk, leverage risk and counterparty credit risk.

  · Distressed Securities Risk. The Fund's investment in distressed securities may involve a higher degree of credit risk, price volatility and liquidity risk. These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default. Valuing such instruments may be difficult and the Fund may lose all of its investment.

  · Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

  · ETF, Mutual Fund and Other Pooled Investment Vehicle Risk.  The Fund's
    investment in ETFs, mutual funds, and other pooled investment vehicles generally reflects the risks of owning the underlying securities the ETF, mutual fund, or pooled investment vehicle holds. It may also be more expensive for the Fund to invest in an ETF, mutual fund or pooled investment vehicle rather than owning the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs, mutual funds, and other pooled investment vehicles may involve duplication of advisory fees and certain other expenses.

  · Event-Driven Strategies Risk. The Fund's investments in event-driven strategies are inherently speculative, and require a Sub-advisor to make predictions about a corporate event and its impact on a company. The
    Sub-advisor may make inaccurate predictions and the anticipated event and/or contemplated corporate transaction may not occur at all, or may not take place as expected, resulting in the distribution of a new less valuable security in place of the security (or derivative). Such securities are subject to the risk of complete loss of value.

  · Foreign Securities Risk. The Fund's investment in Foreign Issuers involves risks not generally associated with investment in the securities of U.S.
    companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, the Fund's investments in
    Foreign Issuers are also subject to currency risks.

  · IPO Risk. The Fund may invest in securities that are acquired in an IPO or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities
    Act of 1933) and may be illiquid. The Fund consequently may not be able to dispose of these securities promptly at the price at which they are valued.

  · Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

  · Leverage Risk. The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
    Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

  · Mortgage-backed/Asset-backed Securities Risk. The Fund's investments in mortgaged-backed and other asset-backed securities involve interest-rate risk, prepayment risk and the loss of money if there are defaults on the loans underlying these securities. (See Debt Securities Risk above).

  · Restricted Securities Risk. The Fund may not be able to sell a restricted security (i.e., a 144A security) when the Sub-advisor considers it desirable to do so and/or may have to sell a security at a lower price. A restricted security which was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities than for more liquid securities.

  · Short Sales Risk. Short sales may be considered a speculative technique. In addition, under adverse market conditions, it may be difficult to purchase securities to meet short sale delivery obligations and portfolio securities may be required to be sold to raise the capital necessary to meet short sale obligations at times when fundamental investment considerations would not favor such sales.

Performance
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 16, 2011
Palmer Square Absolute Return Fund (Prospectus Summary) | Palmer Square Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Fund is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A
Shares" on page 25 of the Prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Fund's Advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Palmer Square Capital Management LLC ("Palmer Square" or the "Advisor"), the
Fund's investment Advisor, seeks to achieve the Fund's investment objective by delegating the management of Fund assets to a group of experienced investment managers with strong infrastructures that utilize a variety of investment strategies and styles (the "Sub-Advisors"). The Advisor maintains primary responsibility for allocating Fund assets to the Sub-Advisors consistent with this premise and will select and determine the percentage of Fund assets to allocate to each Sub-Advisor. The Advisor, however, retains discretion to invest the Fund's assets in securities and other instruments directly.

The Sub-Advisors utilize a variety of strategies and styles in order to achieve favorable risk-adjusted returns over a market cycle through security selection and management of risk exposure. The Advisor will allocate Fund assets to those
Sub-Advisor strategies that individually provide the potential for attractive long-term capital appreciation and that collectively provide for overall investment diversification while also decreasing portfolio sensitivity to general market fluctuations. The Sub-Advisors may not utilize all of the strategies all of the time due to the opportunistic and flexible nature of their investment approach and philosophy. The performance of these strategies may not correlate to the performance of traditional markets because of the strategies'
focus on limiting downside investment risk. The Fund may engage in frequent and active trading.

A Sub-Advisor may use one or more of the following investment strategies in connection with the management of Fund assets allocated to it for investment:

Long/Short Equity Investing employs long and short investing primarily in common and preferred stocks of issuers organized in the United States ("U.S. Issuers")
and abroad in both developed and emerging markets ("Foreign Issuers") based on the Sub-advisor's perception of such securities being overvalued or undervalued and desire to lessen exposure to general market risk. In making sell decisions, the Sub-advisor considers, among other factors, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power.

Event Driven Investing seeks to take advantage of the impact of corporate events on the market value of company securities. Corporate events include, but are not limited to, restructurings, mergers and acquisitions, distressed situations, reorganizations, spin-offs, leveraged buyouts and material litigation. The
Sub-Advisors utilizing this strategy may sell all or a portion of a Fund's portfolio holding when, in their opinion, one or more of the primary occurrences ensue: (1) the arbitrage spread narrows to a level at which the risk-reward ratio is no longer favorable; (2) the Sub-Advisor becomes concerned about the status of the corporate event transaction; or (3) a more attractive security is identified.

Convertible Arbitrage Investing seeks to take advantage of pricing inefficiencies of the embedded option in a convertible bond. This strategy involves purchasing a portfolio of convertible bonds, and hedging a portion of the equity risk, interest rate and credit risk of the bonds by selling the underlying common stock short. The Sub-Advisors utilizing this strategy may sell all or a portion of a Fund's portfolio holding when, in their opinion developed through fundamental and macroeconomic analysis, the credit profile of a security has deteriorated, projections of equity volatility and credit spreads have materially changed, or market and liquidity conditions are materially different.

Fixed Income, Long/Short Credit, and Distressed Debt Investing focuses primarily in debt securities of domestic and foreign (including emerging market)
governments, government-related agencies, and companies, of all maturities and credit qualities, including corporate bonds, bank loans and distressed debt, and mortgage-backed securities. Typical credit related investment strategies involve a long/short or event driven style similar to those described above in
"Long/Short Equity Investing" and "Event Driven Investing". Securities may be
reviewed for sale, among other factors, due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

Opportunistic/Global Macro Investing employs long positions and short positions across various U.S. and foreign markets, sectors and companies to benefit from those investments which have the highest probability for success (long positions) and those that have the highest probability for decline (short positions). Securities may be reviewed for sale, among other factors, due to changes in the Sub-Advisors perception of the credit, interest rate, or currency risk of the portfolio or of an individual security.

Managed Futures Related Investing employs strategies to invest primarily in a portfolio of futures contracts and futures-related instruments, such as equity index futures, currency forwards, commodity futures and fixed income futures, involving four major asset classes: commodities, currencies, fixed income and equities. Securities may be reviewed for sale, among other factors, due to changes in a particular trend, technical market factor, or market factor such as price.

Long Investing focuses on the purchase of equities and debt securities of U.S.
Issuers and Foreign Issuers based on the Sub-advisor's ability to capitalize on a rising market through appreciation. In making sell decisions, the Sub-advisor considers, among other factors, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the Sub-advisor's opinion, there has been a loss of a long-term competitive advantage.

General. To implement the various strategies, the Fund may invest in a wide variety of securities and financial instruments, markets, and asset classes available in both U.S. and non-U.S. markets, including emerging markets. These securities and financial instruments may include, but are not limited to, equity securities, debt securities of any credit quality and maturity, and derivatives based on a variety of underlying assets, including options, futures, forward contracts and swap agreements.

The Fund is non-diversified and therefore is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

  · General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

  · Liquidity Risk. The Fund may invest in securities that may have little or no active trading market. The Fund may not be able to dispose of these securities promptly or at reasonable prices and may thereby experience losses and difficulty satisfying redemptions.

  · New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

  · Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Advisor or
    Sub-Advisors cannot successfully implement their investment strategies.
    Additionally, neither the Advisor nor certain Sub-Advisors have previously managed a mutual fund.

  · Non-Diversified Fund Risk. Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

  · Multi-Manager Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Advisor's methodology in allocating the Fund's investment to the Sub-Advisors is not successful or if one or more Sub-Advisors do not successfully implement their own investment strategies.

  · Portfolio Turnover Risk. The Fund may have a high portfolio turnover (100% or more) which could result in greater transaction costs, lower Fund performance and higher tax liability for shareholders.

  · Absolute Return Risk. The Fund's returns may deviate from overall market returns to a greater degree than other mutual funds that do not employ an absolute return focus.

  · Convertible Securities Risk. The Fund's investments in convertible securities fluctuate similar to that of other debt securities and is subject to the same risks as debt securities in general. In addition, the market value of a convertible security may be influenced by the market price of the security into which the convertible security may be converted.

  · Debt Securities Risks. The Fund's investments in debt securities will be subject to credit risk, interest rate risk and prepayment risk. The Fund's investment in junk bonds involves a greater risk of default.

  · Derivatives Risk. A small investment in derivative instruments, or
    "derivatives," could have a potentially large impact on the Fund's performance. Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to liquidity risk, leverage risk and counterparty credit risk.

  · Distressed Securities Risk. The Fund's investment in distressed securities may involve a higher degree of credit risk, price volatility and liquidity risk. These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default. Valuing such instruments may be difficult and the Fund may lose all of its investment.

  · Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

  · ETF, Mutual Fund and Other Pooled Investment Vehicle Risk.  The Fund's
    investment in ETFs, mutual funds, and other pooled investment vehicles generally reflects the risks of owning the underlying securities the ETF, mutual fund, or pooled investment vehicle holds. It may also be more expensive for the Fund to invest in an ETF, mutual fund or pooled investment vehicle rather than owning the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs, mutual funds, and other pooled investment vehicles may involve duplication of advisory fees and certain other expenses.

  · Event-Driven Strategies Risk. The Fund's investments in event-driven strategies are inherently speculative, and require a Sub-advisor to make predictions about a corporate event and its impact on a company. The
    Sub-advisor may make inaccurate predictions and the anticipated event and/or contemplated corporate transaction may not occur at all, or may not take place as expected, resulting in the distribution of a new less valuable security in place of the security (or derivative). Such securities are subject to the risk of complete loss of value.

  · Foreign Securities Risk. The Fund's investment in Foreign Issuers involves risks not generally associated with investment in the securities of U.S.
    companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. In addition, the Fund's investments in
    Foreign Issuers are also subject to currency risks.

  · IPO Risk. The Fund may invest in securities that are acquired in an IPO or private placement, or are restricted (subject to contractual or legal restrictions on resale because they are not registered under the Securities
    Act of 1933) and may be illiquid. The Fund consequently may not be able to dispose of these securities promptly at the price at which they are valued.

  · Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

  · Leverage Risk. The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.
    Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

  · Mortgage-backed/Asset-backed Securities Risk. The Fund's investments in mortgaged-backed and other asset-backed securities involve interest-rate risk, prepayment risk and the loss of money if there are defaults on the loans underlying these securities. (See Debt Securities Risk above).

  · Restricted Securities Risk. The Fund may not be able to sell a restricted security (i.e., a 144A security) when the Sub-advisor considers it desirable to do so and/or may have to sell a security at a lower price. A restricted security which was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities than for more liquid securities.

  · Short Sales Risk. Short sales may be considered a speculative technique. In addition, under adverse market conditions, it may be difficult to purchase securities to meet short sale delivery obligations and portfolio securities may be required to be sold to raise the capital necessary to meet short sale obligations at times when fundamental investment considerations would not favor such sales.

Risk, Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is "non-diversified" and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Palmer Square Absolute Return Fund (Prospectus Summary) | Palmer Square Absolute Return Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Palmer Square Absolute Return Fund (Prospectus Summary) | Palmer Square Absolute Return Fund | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Palmer Square Absolute Return Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	20
Retirement account fees (annual maintenance and redemption requests)	ck0001318342_ShareholderFeeOther2	15
Management fees	rr_ManagementFeesOverAssets	1.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.10%
All other expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.77%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	839
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,440
Palmer Square Absolute Return Fund | Class I shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Wire fee or overnight check delivery fee	rr_ShareholderFeeOther	20
Retirement account fees (annual maintenance and redemption requests)	ck0001318342_ShareholderFeeOther2	15
Management fees	rr_ManagementFeesOverAssets	1.95%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.25%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.10%
All other expenses	rr_Component3OtherExpensesOverAssets	0.49%
Other expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[4]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.52%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	255
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	$ 844

[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	These expenses are estimated for the current fiscal year.
[3]	Estimated fees and expenses to be incurred indirectly by the Fund as a result of investing in exchange-traded funds or other investment companies as of the date of the Prospectus.
[4]	The Fund's advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 2.50% and 2.25% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively. This agreement is effective until August 31, 2012 and is subject thereafter to annual re-approval of the agreement by the advisor and the Trust's Board of Trustees. This agreement may be terminated with the consent of the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment to the extent a class's total annual fund operating expenses do not exceed the limits described above.